SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 05, 2014	Jan. 12, 2012
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 12,300,000	$ 7,300,000
Product warranty expense	50,400,000	28,900,000	$ 35,400,000
Accrued product warranty	153,063,000	138,992,000	92,064,000
Interest rate swap, accumulated other comprehensive loss	(4,015,000)	2,957,000
Foreign exchange transaction losses recognized in other (expense) income, net	6,618,000	4,001,000	4,659,000
Net income attributable to noncontrolling interest	29,000	8,517,000	0
Unbilled accounts receivable	366,168,000	274,912,000
Customer deposits	369,716,000	256,591,000
Provisions for loss contracts	94,000,000	60,500,000
Deferred pre-production costs	20,200,000	29,400,000
Research and development costs	95,166,000	71,375,000	$ 71,213,000
Interest rate swap agreements
Summary Of Significant Accounting Policies [Line Items]
Interest rate swap agreements, notional amount	150,000,000			$ 150,000,000.0	$ 150,000,000.0
Interest rate swap agreement, current liability	$ 1,163,000	$ 3,888,000